Premises And Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 7.3	$ 7.2	$ 7.3
Rent expense	$ 1.7	$ 1.7	$ 1.8